AFL-CIO HIT

COMPETITIVE RETURNS
UNION CONSTRUCTION JOBS
HOUSING FINANCE

BRAXTON
DEWALT

MARCH 2025

HIT's Impact In Minnesota *since inception (1984)**

114	37	$1.9B	26.8M	14,796	$6.9B
Projects	Cities Across Minnesota	Invested Capital	Hours of Union Construction Work	Units of Housing (**50% affordable**)	Total Economic Impact

OF PROJECTS
Grand Rapids 2
Hermantown 1
Duluth 6
Anoka 2
Coon Rapids 2
Blaine 1
Mounds View 1
Brooklyn Park 1
White Bear Lake 1
Brooklyn Center 1
New Brighton 1
Maple Grove 1
Columbia Heights 1
Stillwater 1
Robbinsdale 1
Roseville 1
Plymouth 4
Falcon Heights 3
St. Louis Park 4
Maplewood 2
Minneapolis 26
St. Paul 16
Woodbury 2
Minnetonka 2
West St. Paul 1
Edina 1
Richfield 2
Eden Prairie 8
Inver Grove Heights 4
Bloomington 4
Chaska 1
Burnsville 5
Hastings 1
Apple Valley 1
Rochester 1
Mankato 1
Lakeville 1

* Job and economic impact figures are estimates calculated using IMPLAN, an input-output model, based on HIT and HIT subsidiary Building America CDE, Inc. project data. Data is current as of March 31, 2025. Economic impact data is in 2024 dollars and all other figures are nominal.

1227 25th Street, NW | Suite 500 | Washington, DC 20037 | 202.331.8055 | www.aflcio-hit.com

HIT Minnesota Projects Since Inception (1984)

CITY/PROJECT	UNITS	AFFORDABLE	CITY/PROJECT	UNITS	AFFORDABLE
Anoka			Minneapolis, continued
Engles Estates	126	25	City Walk - Walkway Uptown Apartments	92	—
The American Cooperative of Anoka	87	—	Five 15 on the Park	259	132
Apple Valley			Flo Co Fusion	84	—
Zvago Cooperative at Central Village	58		Gateway Northeast	128	77
Blaine			Greenway Apartments	86	86
Blaine Town Square Senior Housing	87	70	Heritage Landing	225	45
Bloomington			Heritage Park III	95	55
Applewood Pointe of Bloomington at Southtown	101	—	Labor Retreat	77	77
Old Cedar Apartments	68	68	Ladder 260	90	90
Realife Cooperative of Bloomington	78	78	Lake Street Apartments	111	111
Summerhill Coop of Bloomington	40	8	One Southside	—	—
Brooklyn Center			Park Plaza/North Creek (Olson Court)	253	253
The Crest Apartments	171	171	Peregrine Apartments	163	163
Brooklyn Park			Plymouth Townhomes	140	28
Realife of Brooklyn Park	99	19	Riverside Plaza Apartments	1,303	1,173
Burnsville			Seward Towers East and West	640	627
Parkway Coop of Burnsville	102	20	Solhem Apartments (Uptown House)	60	—
Realife Cooperative of Burnsville	120	120	St. Anthony Mills Apartments	93	93
Summit Townhomes	114	22	The Jourdain	41	32
Wyngate Townhomes	50	38	The LaSalle	121	24
Chaska			The Midwell (Green on Fourth Apartments)	243	66
Clover Field Market Place	117	59	Wellstone Apartments	49	37
Columbia Heights			Minnetonka
The Col (42nd & Central)	62	62	Waterstone Place Apartments	164	33
Coon Rapids			Zvago Cooperative at Glen Lake	54	—
Riverdale Station East	180	—	Mounds View
Riverdale Station West	71	55	Realife Cooperative of Mounds View	74	14
Duluth			New Brighton
Bay Point Estates Apts.	76	15	Meadowood Shores	106	21
Gramercy Park Duluth	74	14	Plymouth
Mount Royal Pines III	54	54	Creekside Apartments	204	40
The District Flats at Miller Hill	72	—	Fernbrook Townhomes	72	14
Zenith	122	13	Regent at Plymouth	120	120
Zvago Cooperative at Lake Superior	51	—	Stone Creek Village	130	34
Eden Prairie			Richfield
Eden Lake Townhomes	40	8	Gramercy Park Cooperative	87	17
Elevate at Southwest Station	222	45	The Chamberlain	316	64
Hills of Eden Prairie	37	7	Robbinsdale
Realife Cooperative of Valley View	94	18	Parker Station Flats	198	—
Regency Park	86	17	Rochester
Summerhill Coop of Eden Prairie	48	9	Fontaine Towers	151	151
Summit Place ALF	95	95	Roseville
Summit Place Apartments	171	43	Applewood Pointe of Roseville at Langton Lake	48	—
Edina			St. Louis Park
Yorkdale Terrace Townhomes	90	90	Ellipse on Excelsior	132	—
Falcon Heights			Excelsior & Grand Apartments	337	18
Amber Union	125	125	Parkwood Shores Assisted Living Facility	46	46
Falcon Heights Mixed Income	119	50	Rise on 7	120	120
Falcon Heights Town Square -- Seniors	56	11	St. Paul
Grand Rapids			333 on the Park	134	—
Colony Square Cooperative	37	7	Brandt Jens Kluge	36	7
Grand Itasca Clinic & Hospital	64	12	Landmark Tower	187	—
Hastings			Marian Center of St. Paul	127	127
Haven Homes	107	107	Morrow (University and Fairview)	243	243
Hermantown			Phalen Senior Lofts	73	73
The Meadows Townhomes	168	34	Pioneer Apartments	143	143
Inver Grove Heights			Sibley Park Apartments	114	46
Babcock Trail Townhomes	100	20	Soul	178	178
Gramercy Park of St. Paul	111	22	The Penfield	254	—
Inver Glen Senior Housing	103	—	Union Flats	217	217
Salem Green Apartments	320	64	University & Dale	98	79
Lakeville			West Side Flats Apartments	178	35
Estoria Cooperative of Lakeville	89	—	Wilder Square	136	136
Mankato			Winnipeg Apartments	56	56
Colonial Manor	95	19	Zvago Cooperative at St. Anthony Park	49	—
Maple Grove			Stillwater
Longstreet Apartments	264	52	Zvago Cooperative at Stillwater	48	—
Maplewood			West St. Paul
Beaver Creek/Pondview	60	12	Realife Cooperative of West St. Paul	97	19
The American Cooperative at Lake Phalen	56	—	White Bear Lake
Minneapolis			Lakewood Place Apartments	60	12
1500 Nicollet	183	183	Woodbury
1900 Central/VOA Senior Housing	51	11	Sundance at Settler’s Ridge	218	—
Bassett Creek Apartments	139	—	Woodland Elders Assisted Living	64	64
Cecil Newman Apartments	64	64	Grand Total	14,796	7,332

The projects shown on this table may not reflect HIT’s current portfolio for any or all of the following reasons: (i) the assets related to the project(s) shown on this table may no longer be held in the HIT’s current portfolio; (ii) other assets in the HIT’s current portfolio may have characteristics different from those shown on this table; and (iii) this table is not a complete list of all the projects financed by the HIT as of the date of this report. A complete list of the HIT’s portfolio holdings as of the most recently disclosed month-end is available upon request or on its website at aflcio-hit.com.

Investors should consider the HIT’s investment objectives, risks and expenses carefully before investing. Investors may view the HIT’s current prospectus, which contains more complete information, on its website at www.aflcio-hit.com and may obtain a copy from the HIT by calling the Marketing and Investor Relations Department at 202-331-8055. Investors should read the current prospectus carefully before investing.